CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATES (Details) (USD $)	Mar. 15, 2013	Oct. 04, 2011	Jun. 23, 2011	Apr. 11, 2011
CONVERTIBLE NOTES PAYABLE ON FOLLOWING DATES
Convertible notes issued	$ 220,438	$ 2,500,000	$ 100,000	$ 2,500,000
Interest rates on convertible note	12.00%	10.00%	10.00%	10.00%
Accrued interests through conversions		15,890.41	0	0
Accrued interest through conversions		$ 2,821.92
Value per common share		$ 0.25